SCHEDULE OF INVENTORY (Details) - USD ($)		Dec. 31, 2023	Mar. 31, 2023
Inventory Disclosure [Abstract]
Raw Materials	[1]	$ 211,152	$ 251,273
Work in Progress
Finished Goods		23,438	80,275
Total		$ 234,590	$ 331,548

[1]	During period ended December 31, 2023, the Company write-down approximately $92 thousand (Fiscal Year 2023: $114 thousand) of inventory on account of compliance with the revised Automotive Industry Standards (AIS)-156 and AIS-038 regulations issued by the Govt of India w.r.t EV batteries. These charges were recorded in Cost of Revenue in the consolidated statements of operations.